Prepaid And Other Current Assets (Schedule Of Prepaid And Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid And Other Current Assets [Abstract]
Deferred consideration	$ 11.4
Prepayments	10.8	11.6
Other current assets	3.5	3.8
Total prepaid and other current assets	$ 25.7	$ 15.4